Note 2 - Significant Accounting Policies (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Prepaid Bareboat Charter Hire			$ 5,277,000
Voyage Contract, Standard Payment Term Percentage	95.00%
Demurrage Revenue	$ 667,000	$ 0
Despatch Expense	0	$ 0
M/T Stenaweco Energy [Member]
Charter Rate Per Day	8,586
Vessel Acquisition Purchase Price	21,200,000
M/T Stenaweco Evolution [Member]
Charter Rate Per Day	8,625
Vessel Acquisition Purchase Price	$ 21,200,000